UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lakeway Capital Management

Address: 840 Apollo Street
         Suite 229
         El Segundo, CA 90245



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gregory Hodkinson
Title: Client Service Representative
Phone: 212-713-9879


Signature, Place, and Date of Signing:

/s/ Gregory Hodkinson  New York, NY    05/11/2006

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $159,509
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                    FORM 13F                         3/31/2006

                                                                          Page 1

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                                                VALUATION CURRENCY: USD

            ITEM 1          ITEM 2    ITEM 3       ITEM 4           ITEM 5          ITEM 6          ITEM 7        ITEM 8
            ------          ------    ------       ------           ------          ------          ------        ------
        Name of Issuer       TITLE    CUSIP         FAIR          SHARES OF      INVEST. DESC.      MANA-      VOTING AUTHORITY
                              OF      NUMBER       MARKET         PRINCIPLE         SHARED          GERS
                             CLASS                 VALUE            AMMOUNT      SOLE SHARED OTHER          SOLE       SHARED  OTHER
------------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                  COMMON   52800109   $10,932,559.00    240,965.00  N   X                 LAKW     240,965
ALLEGHENY ENERGY INC         COMMON   17361106   $11,242,600.00    332,130.00  N   X                 LAKW     332,130
BRINK'S COMPANY              COMMON   109696104   $6,439,871.00    126,869.00  N   X                 LAKW     126,869
CHAPARRAL STEEL CO           OTC EQ   159423102  $21,820,976.00    336,121.00  N   X                 LAKW     336,121
CKE RESTAURANTS INC          COMMON   12561E105   $7,896,119.00    453,800.00  N   X                 LAKW     453,800
FLOWSERVE CORP               COMMON   34354P105  $19,261,768.00    330,164.00  N   X                 LAKW     330,164
FREESCALE SEMICONDUCTOR INC  COMMON   35687M107   $4,171,499.00    150,000.00  N   X                 LAKW     150,000
GENCORP INC-W/RTS TO PUR P   COMMON   368682100   $5,050,903.00    245,786.00  N   X                 LAKW     245,786
JAMESON INNS INC             OTC EQ   470457102   $4,409,892.00  1,799,956.00  N   X                 LAKW   1,799,956
LEAP WIRELESS INTL INC       OTC EQ   521863308  $12,209,647.00    280,102.00  N   X                 LAKW     280,102
NORTHSTAR REALT FINANCE      COMMON   66704R100   $8,298,107.00    757,818.00  N   X                 LAKW     757,818
PIONEER COMPANIES INC        OTC EQ   723643300   $1,628,884.00     53,406.00  N   X                 LAKW      53,406
PW EAGLE INC                 OTC EQ   69366Y108   $5,012,980.00    180,323.00  N   X                 LAKW     180,323
QGSI INC                     COMMON   74729D106     $156,749.00     95,000.00  N   X                 LAKW      95,000
UNIVISION COMMUNICATIONS INC COMMON   914906102   $6,893,999.00    200,000.00  N   X                 LAKW     200,000
WALTER INDUSTRIES INC NEW    COMMON   93317Q105  $34,082,792.00    511,600.00  N   X                 LAKW     511,600